Schedule of Investments

January 31, 2022 (Unaudited)

Schedule of Investments
LSV Conservative Value Equity Fund
	Shares	Value (000)
Common Stock (97.1%)
Aerospace & Defense (2.6%)
General Dynamics	3,900	$827
Huntington Ingalls Industries	1,800	337
L3Harris Technologies	2,700	565
Northrop Grumman	2,700	999
Raytheon Technologies	4,600	415
Textron	9,300	633

		3,776

Agricultural Operations (0.4%)
Archer-Daniels-Midland	8,400	630

Agricultural Products (0.2%)
Ingredion	3,100	294

Air Freight & Logistics (0.7%)
FedEx	3,900	959

Aircraft (0.9%)
Delta Air Lines*	7,900	313
JetBlue Airways*	15,100	221
Lockheed Martin	1,600	623
United Airlines Holdings*	3,900	167

		1,324

Alternative Carriers (0.3%)
Lumen Technologies	34,600	428

Apparel Retail (0.2%)
Foot Locker	6,600	295

Asset Management & Custody Banks (2.1%)
Ameriprise Financial	2,900	882
Bank of New York Mellon	15,000	889
BlackRock, Cl A	300	247
FS KKR Capital	12,100	265
State Street	7,900	747

		3,030

Automotive (2.6%)
BorgWarner	10,200	447
Ford Motor	76,100	1,545
General Motors*	19,300	1,018
Goodyear Tire & Rubber*	17,465	362
Lear	2,400	401

		3,773

Banks (7.9%)
Bank of America	40,100	1,850
Citizens Financial Group	12,200	628
Fifth Third Bancorp	17,200	768
JPMorgan Chase	15,400	2,288
KeyCorp	29,800	747
Regions Financial	29,900	686

LSV Conservative Value Equity Fund
	Shares	Value (000)
Banks (continued)
Synovus Financial	8,200	$408
Truist Financial	11,600	729
US Bancorp	17,200	1,001
Wells Fargo	33,500	1,802
Zions Bancorp	7,200	488

		11,395

Biotechnology (2.1%)
Amgen	3,500	795
Biogen*	1,900	429
Gilead Sciences	18,500	1,271
Regeneron Pharmaceuticals*	900	548

		3,043

Broadcasting (1.3%)
Discovery*	7,000	195
Fox	15,500	630
Nexstar Media Group, Cl A	2,500	414
ViacomCBS, Cl B	19,200	642

		1,881

Building & Construction (0.9%)
Owens Corning	4,800	426
PulteGroup	8,700	459
Toll Brothers	7,400	436

		1,321

Chemicals (2.7%)
Celanese, Cl A	3,800	592
Chemours	11,400	373
Dow	9,100	544
DuPont de Nemours	9,300	712
Eastman Chemical	4,700	559
Huntsman	11,400	408
LyondellBasell Industries, Cl A	7,200	696

		3,884

Commercial Services (0.1%)
Western Union	10,800	204

Commodity Chemicals (0.3%)
Valvoline	13,400	441

Computer & Electronics Retail (0.4%)
Best Buy	5,600	556

Computers & Services (3.5%)
DXC Technology*	3,109	93
eBay	8,700	523
Hewlett Packard Enterprise	43,600	712
HP	24,400	896
International Business Machines	12,100	1,616

Schedule of Investments

January 31, 2022 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Computers & Services (continued)
NetApp	4,100	$355
Oracle	8,000	649
Xerox Holdings	12,600	266

		5,110

Consumer Discretionary (1.0%)
Procter & Gamble	9,500	1,524

Consumer Finance (0.3%)
Synchrony Financial	10,800	460

Drug Retail (0.4%)
Walgreens Boots Alliance	12,100	602

Electric Utilities (0.6%)
NextEra Energy	4,400	344
NRG Energy	12,200	487

		831

Electrical Components & Equipment (0.3%)
Acuity Brands	2,100	402

Electrical Services (0.8%)
Entergy	3,400	380
PPL	10,700	318
Vistra	22,300	486

		1,184

Fertilizers & Agricultural Chemicals (0.3%)
Mosaic	9,500	380

Financial Services (4.8%)
Ally Financial	10,200	487
Capital One Financial	7,900	1,159
Citigroup	22,300	1,452
Discover Financial Services	5,200	602
Goldman Sachs Group	4,000	1,419
Morgan Stanley	14,900	1,528
Navient	17,400	303

		6,950

Food Retail (0.3%)
Sprouts Farmers Market*	14,400	391

Food, Beverage & Tobacco (4.6%)
Altria Group	17,100	870
Conagra Brands	18,300	636
General Mills	14,000	962
JM Smucker	4,000	563
Kellogg	5,400	340
Molson Coors Beverage, Cl B	11,000	524
Philip Morris International	15,500	1,594
Pilgrim’s Pride*	12,200	341

LSV Conservative Value Equity Fund
	Shares	Value (000)
Food, Beverage & Tobacco (continued)
Tyson Foods, Cl A	9,100	$827

		6,657

Forest Products (0.3%)
Louisiana-Pacific	7,000	465

Gas/Natural Gas (0.4%)
UGI	11,900	540

General Merchandise Stores (1.0%)
Target	6,300	1,389

Health Care Services (0.3%)
DaVita*	4,500	488

Health Care Distributors (1.1%)
AmerisourceBergen, Cl A	2,600	354
Cardinal Health	5,800	299
McKesson	3,600	924

		1,577

Health Care Equipment (0.8%)
Danaher	1,600	457
Hologic*	5,500	386
Medtronic	3,400	352

		1,195

Health Care Facilities (0.2%)
Universal Health Services, Cl B	2,200	286

Health Care REIT’s (0.8%)
Industrial Logistics Properties Trust	10,100	231
Medical Properties Trust	22,800	519
Sabra Health Care REIT	25,700	350

		1,100

Health Care Services (2.8%)
Cigna	5,400	1,245
CVS Health	17,500	1,864
HCA Healthcare	2,500	600
Laboratory Corp of America Holdings*	1,500	407

		4,116

Home Entertainment Software (0.4%)
Activision Blizzard	7,700	608

Homebuilding (1.1%)
DR Horton	8,100	723
Lennar, Cl A	8,400	807

		1,530

Schedule of Investments

January 31, 2022 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Homefurnishing Retail (0.1%)
Sleep Number*	2,200	$157

Household Products, Furniture & Fixtures (0.3%)
Whirlpool	2,300	483

Human Resource & Employment Services (0.2%)
ManpowerGroup	3,200	336

Industrial Conglomerates (0.2%)
General Electric	3,137	296

Industrial Machinery (1.0%)
Hillenbrand	7,000	325
Snap-on	2,500	521
Stanley Black & Decker	3,300	576

		1,422

Insurance (5.2%)
Aflac	14,800	930
Allstate	6,700	809
American International Group	12,500	722
Hartford Financial Services Group	10,400	747
Lincoln National	6,700	469
MetLife	13,800	925
Principal Financial Group	7,500	548
Prudential Financial	6,600	736
UnitedHealth Group	3,400	1,607

		7,493

Interactive Media & Services (0.7%)
Alphabet, Cl A*	400	1,082

IT Consulting & Other Services (0.5%)
Amdocs	8,500	645
Kyndryl Holdings*	1,820	31

		676

Life Sciences Tools & Services (0.4%)
Thermo Fisher Scientific	1,100	639

Machinery (1.7%)
AGCO	3,900	457
Allison Transmission Holdings	4,900	186
Caterpillar	1,700	343
Cummins	3,800	839
Deere	800	301
Oshkosh	2,800	319

		2,445

Managed Health Care (0.5%)
Anthem	1,500	661

LSV Conservative Value Equity Fund
	Shares	Value (000)
Media & Entertainment (1.2%)
Comcast, Cl A	24,000	$1,200
DISH Network, Cl A*	8,700	273
TEGNA	15,800	306

		1,779

Metal & Glass Containers (0.6%)
Berry Global Group*	5,800	391
Crown Holdings	3,600	412

		803

Mortgage REITs (0.1%)
Annaly Capital Management	26,400	209

Motorcycle Manufacturers (0.2%)
Harley-Davidson	8,400	290

Multimedia (0.7%)
Walt Disney*	7,300	1,044

Multi-Sector Holdings (2.6%)
Berkshire Hathaway, Cl B*	12,100	3,788

Office Equipment (0.4%)
3M	2,400	398
Steelcase, Cl A	15,600	193

		591

Office REITs (0.3%)
Brandywine Realty Trust	18,900	243
Office Properties Income Trust	8,300	212
Orion Office REIT*	561	9

		464

Oil & Gas Exploration & Production (1.2%)
Devon Energy	17,400	880
EOG Resources	7,400	825

		1,705

Packaged Foods & Meats (0.4%)
Kraft Heinz	17,300	619

Paper Packaging (0.8%)
International Paper	13,500	652
Westrock	9,600	443

		1,095

Paper Products (0.0%)
Sylvamo*	863	26

Petroleum & Fuel Products (5.2%)
Chevron	15,800	2,075
ConocoPhillips	13,300	1,179
ExxonMobil	37,500	2,848
HollyFrontier	6,220	219

Schedule of Investments

January 31, 2022 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Petroleum & Fuel Products (continued)
Marathon Petroleum	5,900	$423
Phillips 66	3,200	271
Valero Energy	5,600	465

		7,480

Pharmaceuticals (7.4%)
AbbVie	4,700	643
Bristol-Myers Squibb	27,600	1,791
Jazz Pharmaceuticals*	1,800	250
Johnson & Johnson	20,500	3,532
Merck	23,780	1,938
Organon	1,250	40
Pfizer	47,600	2,508
Viatris, Cl W*	5,335	80

		10,782

Property & Casualty Insurance (0.7%)
Fidelity National Financial	11,500	579
First American Financial	6,300	469

		1,048

Real Estate (0.2%)
Spirit Realty Capital	5,000	237

Regional Banks (0.3%)
Investors Bancorp	24,300	397

Retail (1.7%)
Dick’s Sporting Goods	5,100	588
Kroger	18,000	785
McDonald’s	1,700	441
Walmart	4,800	671

		2,485

Retail REIT’s (0.6%)
Brixmor Property Group	13,900	352
Simon Property Group	3,300	486

		838

Semiconductors (0.3%)
Qorvo*	3,300	453

Semi-Conductors/Instruments (3.1%)
Amkor Technology	13,100	289
Applied Materials	2,700	373
Diodes*	5,425	503
Intel	40,400	1,972
Micron Technology	16,600	1,366

		4,503

Specialized REITs (0.4%)
Iron Mountain	8,900	409

LSV Conservative Value Equity Fund
	Shares	Value (000)
Specialized REITs (continued)
Omega Healthcare Investors	7,400	$233

		642

Steel & Steel Works (0.4%)
Steel Dynamics	10,300	572

Systems Software (0.4%)
VMware, Cl A	4,053	521

Technology Distributors (0.3%)
SYNNEX	3,500	366

Technology Hardware Storage & Peripherals (0.9%)
Dell Technologies, Cl C*	12,900	733
Seagate Technology Holdings	5,600	600

		1,333

Telephones & Telecommunications (3.8%)
AT&T	71,800	1,831
Cisco Systems	20,800	1,158
Juniper Networks	11,800	411
Verizon Communications	40,100	2,134

		5,534

Thrifts & Mortgage Finance (0.3%)
MGIC Investment	14,300	217
Radian Group	9,600	215

		432

TOTAL COMMON STOCK (Cost $112,550)		140,745

	Face Amount (000)
Repurchase Agreement (2.3%)
South Street Securities 0.010%, dated 01/31/22, to be repurchased on 02/01/22, repurchase price $3,361 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $1,647, 0.125% - 2.750%, 05/15/22 - 02/15/43; total market value $3,429)	$3,361	3,361

TOTAL REPURCHASE AGREEMENT (Cost $3,361)		3,361

Total Investments – 99.4% (Cost $115,911)		$144,106

Schedule of Investments

January 31, 2022 (Unaudited)

Percentages are based on Net Assets of $145,032 (000).

*   Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$140,745	$—	$—	$140,745
Repurchase Agreement	—	3,361	—	3,361

Total Investments in Securities	$140,745	$3,361	$—	$144,106

Amounts designated as “—“ are $0 or have been rounded to $0.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

LSV-QH-002-3100